Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000141505 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000141505 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000141505 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141505 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141505 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141505 | AIA Group
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141505 | Ping An Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141505 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141505 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141505 | Infosys
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000141505 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000141505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000141505 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000141505 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141505 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141505 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141506 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000141506 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000141506 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141506 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141506 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141506 | AIA Group
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141506 | Ping An Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141506 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141506 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141506 | Infosys
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000141506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000141506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000141506 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000141506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141506 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141506 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184323 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000184323 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000184323 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184323 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184323 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184323 | AIA Group
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184323 | Ping An Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184323 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184323 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184323 | Infosys
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000184323 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000184323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000184323 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000184323 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000184323 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184323 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184323 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%